Offerings - Offering: 1	Apr. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	7.100% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series D
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.